ACCOUNTS PAYABLE AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Schedule of Accounts Payable and Accruals Composition
Composed as follows:

	As of December 31,
	2 0 1 7	2 0 1 6
	$ in thousand

Employees and institutions in respect of payroll (*)	111	75
Accrued Interest	116	35
Accrued expenses	58	23
	285	133
(*) See also note 11.